UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO  64111

 (Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2013

Date of reporting period: 08/31/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

	Shares	Value

Common Stock - 96.33%

Auto Parts & Equipment - 2.49%
Dana Holding Corp	20,000	$419,200

Banks - 2.64%
First Republic Bank	10,000	442,800

Beverages - 5.89%
* Constellation Brands , Inc. - Class A	10,000	542,500
Dr. Pepper Snapple Group, Inc.	10,000	447,600
		990,100
Chemicals - 4.04%
RPM International, Inc.	20,000	679,600

Commercial Services - 2.33%
* Quanta Services, Inc.	15,000	392,100

Computers - 6.92%
Seagate Technology PLC	5,000	191,600
Syntel, Inc.	7,000	503,090
* Teradata Corp.	8,000	468,480
		1,163,170
Electrical Components & Equipment - 2.94%
Energizer Holdings, Inc.	5,000	494,150

Food - 2.01%
McCormick & Co., Inc.	5,000	338,250

Hand & Machine Tools - 10.58%
Lincoln Electric Holdings, Inc.	11,000	687,830
Snap-On, Inc.	8,000	748,800
Stanley Black & Decker, Inc.	4,000	341,040
		1,777,670
Healthcare - Products - 6.11%
DENTSPLY International, Inc.	10,000	419,900
* Henry Schein, Inc.	6,000	606,300
		1,026,200
Healthcare - Services - 2.79%
Quest Diagnostics, Inc.	8,000	468,960

Household Products & Wares - 6.86%
Newell Rubbermaid, Inc.	20,000	506,000
Tupperware Brands Corp.	8,000	646,160
		1,152,160
Machinery - Diversified - 5.38%
* Chart Industries, Inc.	5,000	570,900
Nordson Corp.	5,000	333,250
		904,150

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

	Shares	Value

Common Stock - 96.33% (continued)

Mining - 6.19%
Cameco Corp.	15,000	$285,600
Silver Wheaton Corp.	20,000	527,000
Yamana Gold, Inc.	20,000	227,600
		1,040,200
Miscellaneous Manufacturing - 2.21%
Hillenbrand, Inc.	15,000	371,400

Oil & Gas - 3.95%
Energen Corp.	10,000	663,100

Oil & Gas Services - 2.70%
* Cameron International Corp.	8,000	454,320

Pharmaceuticals - 3.98%
* Salix Pharmaceuticals Ltd.	10,000	669,400

Real Estate - 2.74%
W.P. Carey, Inc.	7,000	460,110

Retail - 6.23%
GNC Holdings, Inc. - Class A	10,000	508,700
Ross Stores, Inc.	8,000	538,080
		1,046,780

Semiconductors - 4.51%
LSI Corp.	50,000	370,500
Microchip Technology, Inc.	10,000	388,100
		758,600
Textiles - 2.84%
Cintas Corp.	10,000	477,600

Total Common Stock (Cost $11,640,046)		16,190,020

Exchange-Traded Funds - 1.85%
* SPDR Gold Trust	2,300	309,626

Total Exchange-Traded Funds (Cost $187,561)		309,626

Investment Companies - 1.95%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	328,100	328,100

Total Investment Companies (Cost $328,100)		328,100

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

Value

Total Investments (Cost $12,155,707) - 100.13%	$16,827,746
Liabilities In Excess of Other Assets, net - (0.13)%	(21,102)

Net Assets - 100.00%	$16,806,644

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2013 which is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	2.49%	$419,200
Banks	2.64%	442,800
Beverages	5.89%	990,100
Chemicals	4.04%	679,600
Commercial Services	2.33%	392,100
Computers	6.92%	1,163,170
Electrical Components & Equipment	2.94%	494,150
Exchange Traded Funds	1.85%	309,626
Food	2.01%	338,250
Hand & Machine Tools	10.58%	1,777,670
Healthcare - Products	6.11%	1,026,200
Healthcare - Services	2.79%	468,960
Household Products & Wares	6.86%	1,152,160
Investment Companies	1.95%	328,100
Machinery - Diversified	5.38%	904,150
Mining	6.19%	1,040,200
Miscellaneous Manufacturing	2.21%	371,400
Oil & Gas	3.95%	663,100
Oil & Gas Services	2.70%	454,320
Pharmaceuticals	3.98%	669,400
Real Estate	2.74%	460,110
Retail	6.23%	1,046,780
Semiconductors	4.51%	758,600
Textiles	2.84%	477,600
	100.13%	$16,827,746

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

	Shares	Value

Closed-End Funds - 1.09%
Central Fund of Canada, Ltd.	10,000	$160,000

Total Closed-End Funds (Cost $210,500)		160,000

Common Stock - 95.60%

Apparel - 4.00%
* Deckers Outdoor Corp.	10,000	587,300

Banks - 2.58%
Bryn Mawr Bank Corp.	15,000	378,150

Chemicals - 5.76%
Stepan Co.	10,000	564,400
Zep, Inc.	20,000	281,600
		846,000
Commercial Services - 11.58%
Brink's Co/The	10,000	258,300
Deluxe Corp.	15,000	590,250
H&E Equipment Services, Inc.	20,000	481,600
Heartland Payment Systems, Inc.	10,000	369,500
		1,699,650

Computers - 0.89%
* Mercury Systems Inc	15,000	130,950

Distribution & Wholesale - 3.37%
Watsco, Inc.	5,500	493,900

Electric - 6.01%
Black Hills Corp.	10,000	480,200
NorthWestern Corp.	10,000	401,700
		881,900
Electronics - 2.30%
* Rofin-Sinar Technologies, Inc.	15,000	337,350

Engineering & Construction - 4.08%
Chicago Bridge & Iron Co. NV	10,000	598,300

Environmental Control - 2.88%
Covanta Holding Corp.	20,000	422,600

Food - 9.12%
B&G Foods, Inc.	10,000	338,700
* Chefs' Warehouse Inc/The	20,000	461,800
Snyders-Lance, Inc.	20,000	538,000
		1,338,500
Forest Products & Paper - 5.72%
KapStone Paper and Packaging Corp.	20,000	840,000

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

	Shares	Value

Common Stock - 95.60% (continued)

Gas - 3.81%
Questar Corp.	15,000	$328,800
South Jersey Industries, Inc.	4,000	231,040
		559,840
Healthcare - Products - 2.30%
Meridian Bioscience, Inc.	15,000	337,350

Household Products & Wares - 5.49%
* Jarden Corp.	12,000	515,400
WD-40 Co.	5,000	290,900
		806,300
Iron & Steel - 2.93%
Carpenter Technology Corp.	8,000	430,160

Machinery - Construction & Mining - 5.15%
Hyster-Yale Materials Handling, Inc.	10,000	756,100

Oil & Gas - 3.86%
* Birchcliff Energy Ltd.	40,000	269,876
Precision Drilling	30,000	296,700
		566,576
Pipelines - 1.43%
Eagle Rock Energy Partners LP	34,000	209,100

REITs - 3.39%
Rayonier, Inc.	9,000	497,160

Retail - 3.53%
Buckle, Inc.	10,000	517,800

Semiconductors - 3.72%
* Silicon Image, Inc.	60,000	325,200
* SunEdison, Inc.	30,000	220,800
		546,000

Software - 1.70%
Tangoe, Inc.	12,000	249,480

Total Common Stock (Cost $9,190,636)		14,030,466

Investment Companies - 3.41%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	500,796	500,796

Total Investment Companies (Cost $500,796)		500,796

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

Value

Total Investments (Cost $9,901,932) - 100.10%	$14,691,262
Liabilities in excess of Other Assets, net - (0.10)%	(15,347)
Net Assets - 100.00%	$14,675,915

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2013 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP -	Limited Partnership
NV -	Naamloze Vennootschap (Dutch)
REIT -	Real Estate Investment Trust

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2013 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	4.00%	$587,300
Banks	2.58%	378,150
Chemicals	5.76%	846,000
Closed-end Funds	1.09%	160,000
Commercial Services	11.58%	1,699,650
Computers	0.89%	130,950
Distribution & Wholesale	3.37%	493,900
Electric	6.01%	881,900
Electronics	2.30%	337,350
Engineering & Construction	4.08%	598,300
Environmental Control	2.88%	422,600
Food	9.12%	1,338,500
Forest Products & Paper	5.72%	840,000
Gas	3.81%	559,840
Healthcare - Products	2.30%	337,350
Household Products & Wares	5.49%	806,300
Investment Companies	3.41%	500,796
Iron & Steel	2.93%	430,160
Machinery - Construction & Mining	5.15%	756,100
Oil & Gas	3.86%	566,576
Pipelines	1.43%	209,100
REITs	3.39%	497,160
Retail	3.53%	517,800
Semiconductors	3.72%	546,000
Software	1.70%	249,480
Total	100.10%	$14,691,262

Capital Management Funds

Notes to Schedules of Investments	August 31, 2013 (Unaudited)

Organization
The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the Funds and individually the Mid-Cap Fund and Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2013 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2013:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$16,190,020	$-	$16,190,020
Investment Companies	309,626	328,100	637,726
Totals	$16,499,646	$328,100	$16,827,746

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,030,466	$-	$14,030,466
Investment Companies	160,000	500,796	660,796
Totals	$14,190,466	$366,854	$14,691,262

(a)
At August 31, 2013, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of August 31, 2013, from the valuation input levels used on November 30, 2012.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2013 are noted below.

Table 3
		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,155,707	$4,928,878	$(256,839)	$4,672,039
Small-Cap Fund	10,046,918	5,017,049	(372,705)	4,644,344

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund is attributable primarily to differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation in Passive Foreign Investment Companies (“PFIC’s”).

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)        A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 30, 2013